CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Retained earnings Cumulative adjustment CNY (¥)	Retained earnings CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders' equity Cumulative adjustment CNY (¥)	Total 9F Inc. shareholders' equity CNY (¥)	Non-controlling interest CNY (¥)	Cumulative adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2018		¥ 3,046,725	¥ 446,277		¥ 2,671,275	¥ 80,193		¥ 6,244,470	¥ 10,450		¥ 6,254,920
Beginning balance (in shares) at Dec. 31, 2018 | shares	162,672,800
Issuance of ordinary shares		463,065						463,065			463,065
Issuance of ordinary shares (in shares) | shares	8,085,000
Conversion of convertible preferred shares to ordinary shares	¥ 2	1,393,131						1,393,133			1,393,133
Conversion of convertible preferred shares to ordinary shares (in shares) | shares	24,433,200
Change in redemption value of preferred shares					(10,711)			(10,711)			(10,711)
Share-based compensation		353,151						353,151			353,151
Net income (loss)					(2,159,576)			(2,159,576)	5,931		(2,153,645)
Provision of statutory reserve			12,752		(12,752)
Capital contribution from a non-controlling shareholder									8,913		8,913
Non-controlling interest arising from an acquisition									15,862		15,862
Purchase of noncontrolling interests		(14,776)						(14,776)	5,889		(8,887)
Other comprehensive income (loss)						12,027		12,027			12,027
Ending balance at Dec. 31, 2019	¥ 2	5,241,296	459,029		488,236	92,220		6,280,783	47,045		6,327,828
Ending balance (in shares) at Dec. 31, 2019 | shares	195,191,000
Issuance of ordinary shares					(44,876)			(44,876)			(44,876)
Share-based compensation		207,008						207,008			207,008
Net income (loss)					(741,013)			(741,013)	(3,586)		(744,599)
Provision of statutory reserve			7,348		(7,348)
Other comprehensive income (loss)						23,921		23,921			23,921
Ending balance at Jun. 30, 2020	¥ 2	5,448,304	466,377		(305,001)	116,141		5,725,823	43,459		5,769,282
Ending balance (in shares) at Jun. 30, 2020 | shares	195,191,000
Beginning balance at Dec. 31, 2019	¥ 2	5,241,296	459,029		488,236	92,220		6,280,783	47,045		¥ 6,327,828
Beginning balance (in shares) at Dec. 31, 2019 | shares	195,191,000
Exercise of share options (in shares) | shares	8,319,681										8,319,681	8,319,681
Share-based compensation		290,630						290,630			¥ 290,630
Net income (loss)					(2,258,895)			(2,258,895)	7,693		(2,251,202)	$ (348,666)
Provision of statutory reserve			7,323		(7,323)
Purchase of noncontrolling interests						(99,173)		(99,173)			(99,173)
Ending balance (ASU 2016-13) at Dec. 31, 2020				¥ (44,767)			¥ (44,767)			¥ (44,767)
Ending balance at Dec. 31, 2020	¥ 2	5,531,926	466,352		(1,822,749)	(6,953)		4,168,578	54,738		¥ 4,223,316	$ 654,109
Ending balance (in shares) at Dec. 31, 2020 | shares	203,510,681
Exercise of share options (in shares) | shares											0	0
Share-based compensation		34,842						34,842			¥ 34,842
Net income (loss)					(193,709)			(193,709)	747		(192,962)	$ (29,887)
Provision of statutory reserve			116		(116)
Other comprehensive income (loss)		72			5,932	(42,964)		(36,960)	(197)		(37,157)
Ending balance at Jun. 30, 2021	¥ 2	¥ 5,566,840	¥ 466,468		¥ (2,010,642)	¥ (49,917)		¥ 3,972,751	¥ 55,288		¥ 4,028,039	$ 623,864
Ending balance (in shares) at Jun. 30, 2021 | shares	203,510,681